Share-based payments	12 Months Ended
Dec. 31, 2019
Share based payments [abstract]
Disclosure of share-based payment arrangements
35.	Share-based payments

i.	Equity transaction
On December 19, 2017, WEH, which is a subsidiary of the Group, issued 4,218 capital shares to certain executives of WEH for a total of USD3,000,000 (approximately €2,619). The price per share paid by the WEH executives was less than the fair value (USD1,570 (approximately EUR1,330) as at December 31, 2017) of these shares. As at December 31, 2018, such fair value per share has been decreased to USD1,230 (approximately EUR1,042). As a result, a reversal in compensation expense amounting to €1,108 and a recognition in compensation expense of €3,215 was recognized for the year ended December 31, 2018 and 2017, respectively.
In 2019, the plan was cancelled and the price paid by the executives were refunded. As a result, a reversal in compensation expense of €2,106 was recognized for the year ended December 31, 2019.

ii.	Equity incentive plan
In December 2017, WEH adopted the Equity Incentive Plan (the “Plan”). The Plan reserved 84,000 shares of WEH’s common stock for issuance of stock options, equity appreciation rights, restricted stock and restricted stock units (“RSU”s), performance awards and other stock-based awards.
On December 29, 2017, 44,890 RSUs were granted to WEH’s employees, of which 50% are time-based and 50% are performance-based. The RSUs are subject to the Shareholders Agreement (the “Agreement”), which provides holders with a put option to WEH or WSH at certain dates in the future at a fair market value, as defined in the Agreement.
There are two forms of RSU grant agreements, namely the Tier A RSU Grant Agreement (“Tier A RSU”) and the non-executive
RSU Grant Agreement
(“Non-Executive
RSU”), which are summarized as follows:

	Tier A RSU	Non-executive RSU
1) Time-based
Vesting conditions	Grading vesting, 20% per year from November 18, 2016 to November 18, 2020	Cliff vesting on January 1, 2021

2) Performance-based
Vesting conditions	To determine on December 31, 2020 based on a cumulative financial target	To determine on December 31, 2020 based on a cumulative financial target

3) Put option
	WEH to purchase back at fair market value at various dates or events, as defined in the Agreement	WSH to purchase back at fair value, starting from December 31, 2023

In 2019, the Group modified the terms and conditions of the original plan, and the conditions after modification are summarized as follows:

	Tier A RSU	Non-executive RSU
1) Time-based
Vesting conditions	All remaining time-based RSUs vested on July 26, 2019	A pro rata portion which calculated based on the days of employed by the staff of the time vested RSUs shall become vested and nonforfeitable. The remaining time vested RSUs shall become 100% vested and nonforfeitable on the earlier to occur of January 1, 2021 or an involuntary termination of the employment without cause. The staff will forfeit any time based RSUs for any other reason prior to January 1, 2021.

2) Performance-based
Vesting conditions	40% of the original performance vested RSU vested on July 26, 2019, with the remaining 60% forfeited immediately	40% of the performance vested RSUs that will vest and forfeit similarly to the time based RSUs. The remaining 60% will be forfeited immediately.

3) Put option
	WEH to purchase back at the price of USD833.88. Some of the purchase was made in August 2019, while the remaining portion will be paid in January 2021.	WEH to purchase back at the price of USD833.88 in January 2021
The Group recognized €10,027, €6,813 and €6,223 share-based payment expenses for the RSUs for the year ended December 31, 2019, 2018 and 2017 respectively, which was accounted for as cash-settled share-based payment and a liability was recognized.
Movements during the year
The following table illustrates the number of WEH RSUs during the year:

	2019 Number of RSUs	2018 Number of RSUs	2017 Number of RSUs
Outstanding as at January 1	47,745	44,890	—
Granted during the year	3,995	5,135	44,890
Exercised during the year	(10,756)	—	—
Forfeited during the year	(1,939)	(2,280)	—

Outstanding as at December 31	39,045	47,745	44,890

The Group measured the fair value of RSUs initially and at each reporting date up to and including the settlement date, with changes in fair value recognized as expense.
As purchase price was agreed to USD833.88 per share, there is no significant assumptions in determination of the fair value as at December 31, 2019. For the fair value of the stock as at December 31,

2018 and 2017, a weighted combination of a market approach and an income approach, less a discount for lack of marketability were used when estimating the fair value of the stock. The fair value of the put option was calculated using the Black Scholes model.
The following table lists the inputs used in the Black Scholes model for the year ended December 31, 2018:

	2018 RSUs	2017 RSUs
Weighted average fair values at the measurement date	USD1,230	USD1,570
Weighted average cost of capital (%)	10.3	10
Growth rate (%)	3.25	3
Risk-free rate (%)	2.5	2.3
Standard deviation (%)	52.5	39.3
Discount for lack of marketability (“DLOM”) (%)*	34	23
Expected put option period**	5 years	6 years

*
The Protective Put method was used to quantify the

DLOM. With the Protective Put method, the discount is estimated as the value of an at-the-money
put with a life equal to the period of restriction, divided by the marketable stock value.

**
The Protective Put method was used to quantify DLOM. With the Protective Put method, the discount is estimated as the value of an at-the-money
put with a life equal to the period of restriction, divided by the marketable stock value. The put option period was expected to be 5 years and 6 years for the year ended December 31, 2018 and 2017, as the Group determined that it was more likely than not that the RSUs holders would exercise the put option on December 31, 2023.

The weighted average remaining contractual life for the RSUs as at December 31, 2019, 2018 and 2017 was 1 year, 1.98 years and 2.98 years, respectively.

iii.	Investment Shareholders’ Agreement (“ISA”) Plan
On July 7, 2015, IIHAG reached the ISA with WSM, Wanda Culture Holding Company Limited, as well as its senior managements (“Managers”). According to the agreement, WSM granted a number of options of IIHAG to the Managers which can be vested equally over the service period from January 1, 2015 to December 31, 2019. The number of options granted will be based on the completion of the normalized EBITDA targets as defined in the agreement.
Each Manager has the right to request WSM to purchase, or procure to purchase all of the shares of a manager upon option exercise under the agreement on the earliest of the termination of the engagement of such Manager (such manager is not a bad leaver), the occurrence of reputational issues at the level of Wanda Culture having a material adverse effect on the valuation or reputation thereof, or on or after January 1, 2020 (“put option”).
Meanwhile, WSM has the right to purchase or procure to purchase all of the shares a Manager upon option exercise under the agreement under the circumstances that such manager commits a material breach or becomes a leaver of IIHAG (“call option”).
The exercise price of the put and call option was determined as a formula in the agreement which is based on the normalized EBITDA of IIHAG (“option fair value”), unless with respect to the call option, a manager was not a good leaver (“bad leaver”) or committed a material breach, or with respect to the put option, a manager failed to achieve the lower completion target of the normalized EBITDA which was defined in the agreement.
On May 23, 2016, an amendment agreement was signed by the parties to the ISA . The amendment agreement illustrated that the bad leavers can also exercise the call option at the option fair value.
The options of IIHAG held by the Managers were further replaced by the options of IHAG (“option swap”) at a specific exchange ratio through two additional amendment agreements which were signed on May 19, 2017. No changes in the fair value of the granted equity instrument were recognized due to the amendment of the plan.
On October 25, 2018, the Group reached the Purchase and Transfer Agreement to modify the vesting terms of certain employee options. A particular portion of the options under the ISA plan have been fully vested in 2018, while some of the remaining part will be vested during the year of 2019 or will be forfeited and replaced by the awards granted under a new scheme if the new option scheme is established.
The total compensation expense recognized for the plan was €991, €3,015 and €6,938 for the year ended December 31, 2019, 2018 and 2017 respectively.

Movements during the year
The following table illustrates the number of options during the year:

	Number of options	Weighted average exercise price per option
		€
As at December 31, 2016	33,834	93.12
Exercised during the year	(1,152)	90.10
Forfeited during the year	(3,444)	—

As at December 31, 2017	29,238	85.44
Exercised during the year	(14,732)	88.00
Forfeited during the year	(8,191)	—

As at December 31, 2018	6,315	89.07
Exercised during the year	(1,336)	87.00
Forfeited during the year	(4,979)	—
As at December 31, 2019	—	—

*
The figures shown above were in a simplified approach which were under the assumption that the option swap has been completed already on the grant date. The weight ed
average exercise price per IHAG option is CHF100 (approximately EUR 87).

The Group recognized share-based payment expenses equal to the grant date fair value for all options granted that are expected to vest. The fair value was estimated at €1,508 per option on the date of grant, which was the fair value of the IIHAG’s common stock less the exercise price of the option.
The fair value of the option on the date of grant was determined based on the purchase price which IIHAG was acquired by the subsidiary of WSM on the same date of the grant date. There are no additional options granted after the initial option granted date in 2015.
The vested and exercisable outstanding IHAG options with a weighted average grant date fair value of €1,508 per option. Those options can be exercised once any of the exercise events defined in the agreement were triggered.
The put option period was expected to be 5 years, as the Group determined that it was more likely than not that the options holders would exercise the put option on January 1, 2020 before the modification in October 2018. The Group then determined the put option period based on the modified exercise schedule.
As at December 31, 2019, all the outstanding options have been settled by the Group, and the ISA plan was terminated. The weighted average remaining contractual life for the options as at December 31, 2018 and 2017 was 0.75 years and 2 years, respectively.
iv.	Share Option Scheme (“SOS”)
In November 2018, the Group acquired 55% outstanding shares of Yongda and the rest 45% is held by Evertop Technology (Int’l) Limited, a subsidiary of HK listing entity, Century Sage Scientic Holdings Limited (“CSS”, SEHK stock code: 1450). Prior to the Group’s acquisition of Yongda, CSS issued equity
-
settled SOS to Yongda employees which remain outstanding subsequent to the Group’s acquisition.
The total compensation expense recognized for the SOS after the acquisition in November 2018 was €3.

v.	Group management equity incentive plan
In July 2019, the Group established a management equity incentive plan (“ESOP”) for the qualified senior managements, officers and key employees of the Group. The ESOP provides for the issuance of Option in respect of 5% of the total number of outstanding shares of the Company on a fully diluted basis. The exercise price per Option is USD0.01.
The vesting of the options is subject to time-based and performance-based vesting conditions with the following details:

Tranches		Percentage of the option under the ESOP	Vesting condition
1) IPO Tranche		20%	Immediately upon the completion of the G roup’s IPO or immediately upon grant

	(i) Time-based		30% of the options under anniversary tranche vesting over four-year period, with 20% per year from IPO date/grant date to May 31, 2023 subject to the employment period served by the participants.

2) Anniversary Traches	(ii) Performance-based	80%	70% of the option under the anniversary tranche vesting over four-year period, with 20% per year from IPO date/ grant date to May 31, 2023, and subject to performance achievement measure (“KPI”) of the group and subsidiaries, which are defined by the Board of Directors every year.
For the year ended as at December 31, 2019, the Group has granted two batches to senior managements, officers and key employees. The first batch was granted on July 26, 2019, while the second batch was granted on

October 9, 2019.
Movements during the year
The following table illustrates the number of options during the year:

Number of Option
As at January 1, 2019	—
Granted during the year	10,456,593
Forfeited during the year	(1,205,943)

As at December 31, 2019	9,250,650

The total number of exercisable options as at December 31, 2019 is 1,940,243.
The weighted average exercise price is USD0.01 per option.
The fair value of option was estimated at USD3.43 (approximately EUR3.07) and USD2.64 (approximately EUR2.41) per option, respectively, for the first and second batch options. As of December 31, 2019, the Company has not yet determined and approved the KPI for each anniversary tranche under the ESOP. As a result, the Group measured the fair value of the performance-based Options under each anniversary tranche at each reporting date up to the date when the Board of Directors approve the KPI for each period. The fair value of the performance-based part of the anniversary tranche was estimated at USD1.63 (approximately EUR1.47) per option.
The Group measured the fair value of the options at its grant date, and the fair value of the performance-based options using the Binomial Options Pricing Model. However, the fair value per option at grant date and at the end of the reporting period is mainly determined by the difference between the closing transaction price of the Company’s American Deposit Shares on NASDAQ market at each relevant date and the exercise price per option, as other assumptions do not have a material impact (i.e. such impact on the fair value is less than USD0.01/option) on the fair value of the options. The weighted average contract life for the outstanding options is expected to be 6.42 years.
The total expense recognized for the ESOP was approximately €12,746 for the year ended December 31, 2019.